Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Paid, after Refund Received [Abstract]
Schedule of Consolidated Statements of Income and Comprehensive Income

Per the consolidated statements of income and comprehensive income, the income tax expenses for the Company can be reconciled to the income before income taxes for the years ended December 31, 2025, 2024 and 2023 as follows:

	2025	2024	2023
Income before taxes excluded the amounts of loss incurring entities	$328,988	$856,301	$2,246,230
PRC EIT tax rates	15%	15%	15%
Tax at the PRC EIT tax rates	$49,348	$128,445	312,965
Tax effect of R&D expenses deduction	(65,281)	(296,833)	(148,687)
Tax effect of accumulated loss	-	-	(4,425)
Tax effect of non-deductible expenses	44,864	102,050	33,393
Income tax expenses	$28,931	$(66,338)	$193,246

Schedule of Income Taxes

Income taxes for the years ended December 31, 2025, 2024 and 2023 are attributed to the Company’s continuing operations in China and consisted of:

	2025	2024	2023
Current income tax	$2,289	$4,008	$193,246
Deferred income tax	26,642	(70,346)	-
Total income tax expense	$28,931	$(66,338)	$193,246

Schedule of Deferred Tax Assets

The deferred tax assets consisted of the following as of December 31, 2025, 2024 and 2023:

	As of December 31,
	2025	2024	2023
Deferred tax assets:
Opening balance	$100,994	$32,534	$33,490
Bad debt	9,240	24,828	-
Inventory provision	(55,304)	43,756	-
Advance to suppliers allowance	19,422	9,151	-
Effect of exchange rate	3,681	(9,275)	(956)
Total	$78,033	$100,994	$32,534